FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
Financial Risk Management Objectives And Policies
Summary of maturity

December 31, 2021 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	1,710	—	—	—	1,710
Trade payables	—	21,118	—	—	21,118
Financial liabilities in other payables and accruals	—	5,903	—	—	5,903
Dividends payable	—	5,048	—	—	5,048
Due to related companies	—	5,710	—	—	5,710
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	1,047	1,354	—	2,401
Interest-bearing loans and borrowings	—	6,882	28,792	78,139	113,813

Total	1,710	59,758	30,146	78,139	169,753

June 30, 2022 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	1,224	—	—	—	1,224
Trade payables	—	17,810	—	—	17,810
Financial liabilities in other payables and accruals	—	9,174	—	—	9,174
Dividends payable	—	5,048	—	—	5,048
Due to related companies	—	5,986	—	—	5,986
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	683	1,123	—	1,806
Interest-bearing loans and borrowings	—	6,806	28,908	74,699	110,413

Total	1,224	59,557	30,031	74,699	165,511

June 30, 2022 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	USD	USD	USD	USD	USD

Derivative financial liabilities	183	—	—	—	183
Trade payables	—	2,658	—	—	2,658
Financial liabilities in other payables and accruals	—	1,368	—	—	1,368
Dividends payable	—	753	—	—	753
Due to related companies	—	893	—	—	893
Due to the Shareholder	—	2,097	—	—	2,097
Lease liabilities	—	102	168	—	270
Interest-bearing loans and borrowings	—	1,016	4,315	11,150	16,481

Total	183	8,887	4,483	11,150	24,703